Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Harbor Funds
Prospectus Date	rr_ProspectusDate	Mar. 01, 2019
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Harbor International & Global Funds

Supplement to Prospectus dated March 1, 2019

August 2, 2019

Effective August 1, 2019, Harbor Capital Advisors, Inc., the investment adviser to Harbor Emerging Markets Equity Fund (the "Fund"), has contractually agreed to waive 0.15% of its management fee and to limit the Fund's Total Annual Fund Operating Expenses, excluding interest expense, if any, to 0.93%, 1.01%, 1.26%, and 1.38% for the Retirement Class, Institutional Class, Administrative Class, and Investor Class, respectively, through July 31, 2020.

As a result, the sections entitled "Annual Fund Operating Expenses" and "Expense Example" under "Fees and Expenses of the Fund" in the Prospectus are deleted and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect brokerage commissions you may pay when buying or selling shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Retirement Class	Institutional Class	Administrative Class	Investor Class
Management Fees[1]	0.95%	0.95%	0.95%	0.95%
Distribution and Service (12b-1) Fees	None	None	0.25%	0.25%
Other Expenses[2]	0.32%	0.40%	0.40%	0.52%
Total Annual Fund Operating Expenses	1.27%	1.35%	1.60%	1.72%
Fee Waiver and Expense Reimbursement[1]	(0.34)%	(0.34)%	(0.34)%	(0.34)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement[1]	0.93%	1.01%	1.26%	1.38%

[1] The Adviser has contractually agreed to waive 0.15% of its management fee and to limit the Fund's operating expenses, excluding interest expense (if any), to 0.93%, 1.01%, 1.26%, and 1.38% for the Retirement Class, Institutional Class, Administrative Class, and Investor Class, respectively, through July 31, 2020. Only the Fund's Board of Trustees may modify or terminate these agreements.

[2] Restated to reflect current fees.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example does not reflect brokerage commissions you may pay when buying or selling shares of the Fund. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Retirement	$95	$369	$664	$1,504
Institutional	$103	$394	$707	$1,594
Administrative	$128	$472	$839	$1,871
Investor	$140	$509	$902	$2,002

Harbor Emerging Markets Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Harbor International & Global Funds

Supplement to Prospectus dated March 1, 2019

August 2, 2019

Effective August 1, 2019, Harbor Capital Advisors, Inc., the investment adviser to Harbor Emerging Markets Equity Fund (the "Fund"), has contractually agreed to waive 0.15% of its management fee and to limit the Fund's Total Annual Fund Operating Expenses, excluding interest expense, if any, to 0.93%, 1.01%, 1.26%, and 1.38% for the Retirement Class, Institutional Class, Administrative Class, and Investor Class, respectively, through July 31, 2020.

As a result, the sections entitled "Annual Fund Operating Expenses" and "Expense Example" under "Fees and Expenses of the Fund" in the Prospectus are deleted and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect brokerage commissions you may pay when buying or selling shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Retirement Class	Institutional Class	Administrative Class	Investor Class
Management Fees[1]	0.95%	0.95%	0.95%	0.95%
Distribution and Service (12b-1) Fees	None	None	0.25%	0.25%
Other Expenses[2]	0.32%	0.40%	0.40%	0.52%
Total Annual Fund Operating Expenses	1.27%	1.35%	1.60%	1.72%
Fee Waiver and Expense Reimbursement[1]	(0.34)%	(0.34)%	(0.34)%	(0.34)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement[1]	0.93%	1.01%	1.26%	1.38%

[1] The Adviser has contractually agreed to waive 0.15% of its management fee and to limit the Fund's operating expenses, excluding interest expense (if any), to 0.93%, 1.01%, 1.26%, and 1.38% for the Retirement Class, Institutional Class, Administrative Class, and Investor Class, respectively, through July 31, 2020. Only the Fund's Board of Trustees may modify or terminate these agreements.

[2] Restated to reflect current fees.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example does not reflect brokerage commissions you may pay when buying or selling shares of the Fund. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Retirement	$95	$369	$664	$1,504
Institutional	$103	$394	$707	$1,594
Administrative	$128	$472	$839	$1,871
Investor	$140	$509	$902	$2,002

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect brokerage commissions you may pay when buying or selling shares of the Fund.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	 Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2020
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	 Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example does not reflect brokerage commissions you may pay when buying or selling shares of the Fund. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

Harbor Emerging Markets Equity Fund | Retirement Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.95%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses2	rr_OtherExpensesOverAssets	0.32%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.27%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.34%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	0.93%	[1]
One Year	rr_ExpenseExampleYear01	$ 95
Three Years	rr_ExpenseExampleYear03	369
Five Years	rr_ExpenseExampleYear05	664
Ten Years	rr_ExpenseExampleYear10	$ 1,504
Harbor Emerging Markets Equity Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.95%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses2	rr_OtherExpensesOverAssets	0.40%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.35%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.34%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	1.01%	[1]
One Year	rr_ExpenseExampleYear01	$ 103
Three Years	rr_ExpenseExampleYear03	394
Five Years	rr_ExpenseExampleYear05	707
Ten Years	rr_ExpenseExampleYear10	$ 1,594
Harbor Emerging Markets Equity Fund | Administrative Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.95%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses2	rr_OtherExpensesOverAssets	0.40%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.60%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.34%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	1.26%	[1]
One Year	rr_ExpenseExampleYear01	$ 128
Three Years	rr_ExpenseExampleYear03	472
Five Years	rr_ExpenseExampleYear05	839
Ten Years	rr_ExpenseExampleYear10	$ 1,871
Harbor Emerging Markets Equity Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.95%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses2	rr_OtherExpensesOverAssets	0.52%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.72%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.34%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	1.38%	[1]
One Year	rr_ExpenseExampleYear01	$ 140
Three Years	rr_ExpenseExampleYear03	509
Five Years	rr_ExpenseExampleYear05	902
Ten Years	rr_ExpenseExampleYear10	$ 2,002

[1]	The Adviser has contractually agreed to waive 0.15% of its management fee and to limit the Fund's operating expenses, excluding interest expense (if any), to 0.93%, 1.01%, 1.26%, and 1.38% for the Retirement Class, Institutional Class, Administrative Class, and Investor Class, respectively, through July 31, 2020. Only the Fund's Board of Trustees may modify or terminate these agreements.